Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The information below presents the relationship between the compensation of the Company’s NEOs and certain performance measures in accordance with Item 402(v) of SEC’s Regulation S-K.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO(s)(1)	Average Compensation Actually Paid to Non-PEO NEO(s)(2)	Value of Initial Fixed $100 Investment Based on total Shareholder Return(3)	Net Income (Loss) (in thousands)
(a)	(b)	(d)	(f)	(g)	(h)	(i)
2025	$727,872	$727,872	$331,076	$331,076	$0.02	$14,837
2024	$644,626	$644,626	$386,947	$386,490	$0.02	$711
2023	$645,466	$645,466	$387,319	$366,837	$1.57	$6,083

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(1)      Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.

(2)      Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $458 and $20,483 of her unvested shares during 2024 and 2023, respectively. The unvested shares expired in 2024. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.

(3)      Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2022, calculated through the end of each of 2023, 2024 or 2025, as applicable, based on the Company’s share price.

Named Executive Officers, Footnote		(1) Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.
PEO Total Compensation Amount		$ 727,872	$ 644,626	$ 645,466
PEO Actually Paid Compensation Amount		727,872	644,626	645,466
Non-PEO NEO Average Total Compensation Amount	[1]	331,076	386,947	387,319
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 331,076	386,490	366,837
Adjustment to Non-PEO NEO Compensation Footnote		(2) Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $458 and $20,483 of her unvested shares during 2024 and 2023, respectively. The unvested shares expired in 2024. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 0.02	0.02	1.57
Net Income (Loss)		$ 14,837	$ 711	$ 6,083
PEO Name		Mr. Franklin	Mr. Franklin	Mr. Franklin
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 458	$ 20,483

[1]	Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.
[2]	Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $458 and $20,483 of her unvested shares during 2024 and 2023, respectively. The unvested shares expired in 2024. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.
[3]	Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2022, calculated through the end of each of 2023, 2024 or 2025, as applicable, based on the Company’s share price.